Consolidated Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
OPERATING ACTIVITIES
Net earnings	$ 70,005	$ 73,455	$ 41,224
Adjustments to net earnings
Depreciation and amortization	65,547	63,840	61,415
Income tax expense	24,064	19,121	16,310
Interest expense	27,676	29,436	31,690
Early redemption premium and other costs (Note 14)	14,412	0	0
Non-cash charges in connection with manufacturing facility closures, restructuring and other related charges (Note 4)	0	596	799
Impairment of inventories (Note 7)	5,240	1,179	2,877
Share-based compensation expense (Note 18)	21,655	22,879	501
Pension and other post-retirement expense related to defined benefit plans	1,944	2,057	2,073
Contingent consideration liability fair value adjustment (Note 24)	0	(11,005)	0
Valuation adjustment to non-controlling interest put options (Note 24)	12,007	2,470	3,339
(Gain) loss on foreign exchange	(48)	38	(790)
Other adjustments for non-cash items	573	868	1,484
Income taxes paid, net	(25,846)	(24,610)	(11,995)
Contributions to defined benefit plans	(1,178)	(1,129)	(1,261)
Cash flows from operating activities before changes in working capital items	216,051	179,195	147,666
Changes in working capital items
Trade receivables	(40,726)	(25,947)	(3,893)
Inventories	(86,759)	(4,742)	4,341
Other current assets	(3,471)	383	127
Accounts payable and accrued liabilities	91,440	29,014	(11,571)
Share-based compensation settlements	(13,205)	0	0
Provisions	(2,923)	1,682	(1,658)
Increase (decrease) in working capital items	(55,644)	390	(12,654)
Cash flows from operating activities	160,407	179,585	135,012
INVESTING ACTIVITIES
Acquisition of subsidiaries, net of cash acquired (Note 19)	(34,660)	(35,704)	0
Purchases of property, plant and equipment	(81,268)	(45,828)	(48,165)
Purchase of intangible assets	(5,627)	(1,854)	(2,259)
Other investing activities	192	579	1,508
Cash flows from investing activities	(121,363)	(82,807)	(48,916)
FINANCING ACTIVITIES
Proceeds from borrowings (Note 14)	797,429	302,031	190,673
Repayment of borrowings and lease liabilities (Note 14)	(739,127)	(325,881)	(225,902)
Payments of debt issue costs (Note 14)	(8,279)	0	(70)
Payments of early redemption premium and other costs (Note 14)	(14,444)	0	0
Interest paid	(27,907)	(28,764)	(32,934)
Proceeds from exercise of stock options (Note 18)	2,664	271	3,278
Dividends paid (Note 18)	(38,641)	(35,386)	(33,992)
Dividends paid to non-controlling interest in GPCP Inc.	0	(100)	0
Other financing activities	1,223	0	82
Cash flows from financing activities	(27,082)	(87,829)	(98,865)
Net increase in cash	11,962	8,949	(12,769)
Effect of foreign exchange differences on cash	(2,137)	471	1,165
Cash, beginning of year	16,467	7,047	18,651
Cash, end of year	$ 26,292	$ 16,467	$ 7,047